Right-of-use assets and lease liabilities - Other information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Right-of-use assets and lease liabilities
Operating cash flows used in operating lease	¥ 357,355	$ 48,957	¥ 310,832
Right-of-use assets obtained in exchange for new operating lease liabilities	994,972	136,311	35,502	¥ 343,282
Right-of-use assets derecognized for termination of operation lease liabilities	78,588	10,767	1,999,354
Gain from termination of operating lease liabilities	¥ (32,000)	$ (4,384)	¥ 50,555
Weighted-average remaining lease term-operating	1 year 6 months	1 year 6 months	1 year
Weighted-average discount rate-operating	12.00%	12.00%	12.00%